Trade and other payables (Tables)	12 Months Ended
Dec. 31, 2017
Subclassifications of assets, liabilities and equities [abstract]
Disclosure of trade and other payables
Trade and other payables

	As of December 31,
(In $ million)	2017	2016
Trade payables	646	660
Accrued interest	132	151
Related party payables (refer to note 21)	33	60
Other payables and accrued expenses	305	311
Total current trade and other payables	1,116	1,182
Non-current payables	45	40